Cover	May 17, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 17, 2024
Entity File Number	001-38334
Entity Registrant Name	IMMERSION CORPORATION
Entity Central Index Key	0001058811
Entity Tax Identification Number	94-3180138
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2999 N.E. 191st Street
Entity Address, Address Line Two	Suite 610
Entity Address, City or Town	Aventura
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33180
City Area Code	(408)
Local Phone Number	467-1900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, $0.001 par value per share
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	IMMR
Security Exchange Name	NASDAQ
Series B Junior Participating Preferred Stock Purchase Rights
Title of 12(b) Security	Series B Junior Participating Preferred Stock Purchase Rights